Equity (Details) € / shares in Units, $ / shares in Units, $ in Millions				1 Months Ended						12 Months Ended
	May 26, 2021 EUR (€) € / shares shares	Aug. 14, 2020	Jul. 31, 2020	Jul. 31, 2021 EUR (€) € / shares shares	Jul. 31, 2021 USD ($) shares	Feb. 28, 2021 EUR (€) € / shares shares	Feb. 28, 2021 USD ($) shares	Jan. 31, 2021 EUR (€) € / shares shares	Jan. 31, 2021 USD ($) shares	Dec. 31, 2021 EUR (€) Vote	Dec. 31, 2021 $ / shares shares	Jul. 31, 2021 $ / shares	Jul. 14, 2021 $ / shares	Feb. 28, 2021 $ / shares	Jan. 31, 2021 $ / shares
Equity
Shares issued (in shares) | shares											7,026,711
Net proceeds from the offering | €										€ 26,619,000
Ordinary shares
Equity
Par value (in currency per share) | (per share)	€ 0			€ 0							$ 0
Shares outstanding (in shares) | shares											7,026,711
Number of votes | Vote										1
Additional authorized share capital | €	€ 2,950,292
Number of new shares authorized (in shares) | shares	2,950,292			1,824,165	1,824,165
American Depositary Shares
Equity
Reverse stock split ratio		0.2	0.2
Increase in shares issued (in shares) | shares				1,126,127	1,126,127	443,414	443,414	621,170	621,170
Offering price (in currency per share) | (per share)				€ 7.52		€ 22.27		€ 13.33				$ 8.88	$ 8.88	$ 26.95	$ 16.16
Net proceeds from the offering				€ 8,500,000	$ 10.0	€ 9,900,000	$ 12.0	€ 8,300,000	$ 10.0
Share issue costs | €				1,017,000		€ 1,127,000		€ 1,073,000
Additional authorized share capital | €				€ 1,824,165